Warrant Liabilities	12 Months Ended
Dec. 31, 2025
Warrant liabilities [Abstract]
WARRANT LIABILITIES

10. Warrant liabilities

On November 2, 2023, NFT Ltd issued 699,838 units of warrants to PIPE investors/shareholders. The warrants entitle the holder to purchase one share of our common stock at an exercise price equal to $0.207 per share at any time on or after November 2, 2023, and on or prior to the close of business on November 2, 2028.

The Company determined that these warrants are free-standing financial instruments that are legally detachable and separately exercisable from the common stock included in the public share offering. Management also determined that the warrants are puttable for cash upon a fundamental transaction at the option of the holder and as such required classification as a liability pursuant to ASC 480 “Distinguishing Liabilities from Equity”. The Company had no plans to consummate a fundamental transaction and did not believe a fundamental transaction was likely to occur during the remaining term of the outstanding warrants. In accordance with the accounting guidance, the outstanding warrants were recognized as a warrant liability on the balance sheet and are measured at their inception date fair value and subsequently re-measured at each reporting period with changes being recorded as a component of other income in the consolidated statement of income.

The fair value of the warrant liabilities presented below were measured using a BSM valuation model on December 31, 2024.

The November Warrant holders exercised all of the November Warrants on a cashless basis on June 6, 2024, and the Company issued 489,880 Class A ordinary shares from the authorized Class A ordinary shares of the Company on June 6, 2024. At the reporting date of December 31, 2024, all November Warrants have been fully exercised.

The fair value of the warrant liabilities presented below were measured using a BSM valuation methodology. Significant inputs into the respective model at the inception, de-recognition and reporting period measurement dates are summarized as follows:

		Period Ended	Expiration Date
Valuation Assumption	Issuance Date	Jun 6, 2024	Nov 2, 2028

Exercise Price	0.207	0.207	0.207
Warrant Expiration date	Nov 2, 2028	Nov 2, 2028	Nov 2, 2028
Stock Price	0.13	0.11	-
Interest Rate (Annual)	4.65%	4.29%	-
Volatility (Annual)	100.54%	159.04%	-
Time to Maturity (Years)	5	4.41	Expired
Calculated Value per Share	0.09	0.10	-

Notes

1.	Exercise price Based on the terms provided in the warrant agreement to purchase common stock of NFT Ltd. dated November 2, 2023.

2.	Warrant expiration date Based on the terms provided in the warrant agreement to purchase common stock of NFT Ltd. dated November 2, 2023.

3.	Stock price Closed price quoted from NASDAQ https://www.nasdaq.com/market-activity/stocks/mi/historical

4.	Interest rate per annual Interest rate for U.S. Treasury Bonds, as of each presented period ending date, as published by the U.S. Federal Reserve: https://www.treasury.gov/resource-center/data-chart-center/interest-rates/pages/TextView.aspx?data=yieldYear&year=2020

5.	Volatility Based on the historical daily volatility of NFT Ltd as of each presented period ending date.

(1)	Exercise of warrants for gross proceeds of NIL and a warrant liability fair market value of NIL as of the exercise date.

(2)	Expiration of Warrants on November 2, 2028.

(3)	The warrant liabilities are considered Level 3 liabilities on the fair value hierarchy as the determination of fair value includes various assumptions about of future activities and the Company’s stock prices and historical volatility as inputs. During the year ending December 31, 2024, the warrants have been exercised.
Warrant liabilities Fair value at initial measurement	Warrant outstanding	Fair value per share	Fair value
		$	$
November 2, 2023	* 699,838	4.50	$3,235,357
Loss on change of fair value of warrant liabilities	-	-	1,736,512
Fair value as of period ended Dec 31, 2023	699,838	7.1043	4,971,869
Gain on change of fair value of warrant liabilities			(1,602,503)
Fair value of period ended June 6, 2024 Cashless exercise of 489,880	699,838	4.814	3,369,366
At reporting date on June 30, 2024 de-recognition of 699,838	(699,838)	4.814	(3,369,366)
Fair value for the period ended June 30, 2024			-

*	All shares and per share data have been retroactively restated to reflect reverse stock split effected on April 12, 2024 onwards

Prior to the reverse stock split on April 12, 2024, there were 34,991,886 Class A ordinary shares underlying the November Warrants; following the reverse split, the number was reduced to 699,838 Class A ordinary shares underlying the November Warrants.

On January 10, 2024, the Company entered into certain securities purchase agreement (the “January SPA”) with certain investors, pursuant to which the Company agreed to sell an aggregate of 1,399,675 units, each unit consisting of one Class A ordinary share of the Company, and a warrant to purchase one Share with an initial exercise price of $13.8 per share (the “January Warrant”), at a price of $11.05 per unit, for an aggregate purchase price of approximately $15.47 million. On February 2, 2024, the transaction contemplated by the January SPA consummated when all the closing conditions of the January SPA have been satisfied, and the Company issued the units to the Purchasers pursuant to the January SPA. On July 9, 2024, 1,399,675 warrant shares were fully exercised.

The fair value of the warrant liabilities presented below were measured using a BSM valuation model. Significant inputs into the respective model at the inception and reporting period measurement dates are summarized as follows:

		Period Ended	Expiration Date
Valuation Assumption	Issuance Date	July 9, 2024	Nov 2, 2028

Exercise Price	0.276	0.276	0.276
Warrant Expiration date	Feb 2, 2029	Feb 2, 2029	Feb 2, 2029
Stock Price	0.18	0.10	-
Interest Rate (Annual)	3.99%	4.24%	-
Volatility (Annual)	152.48%	158.8%	-
Time to Maturity (Years)	5	4.57	Expired
Calculated Value per Share	0.16	0.09	-

Notes

1.	Exercise price Based on the terms provided in the warrant agreement to purchase common stock of NFT Ltd. dated February 2, 2024.

2.	Warrant expiration date Based on the terms provided in the warrant agreement to purchase common stock of NFT Ltd. dated February 2, 2024.

3.	Stock price Closed price quoted from NASDAQ https://www.nasdaq.com/market-activity/stocks/mi/historical

4.	Interest rate per annual Interest rate for U.S. Treasury Bonds, as of each presented period ending date, as published by the U.S. Federal Reserve: https://www.treasury.gov/resource-center/data-chart-center/interest-rates/pages/TextView.aspx?data=yieldYear&year=2024

5.	Volatility Based on the historical daily volatility of NFT Ltd as of each presented period ending date.

(1)	Exercise of warrants for gross proceeds of NIL and a warrant liability fair market value of NIL as of the exercise date.

(2)	Expiration of Warrants on February 2, 2029.

(3)	The warrant liabilities are considered Level 3 liabilities on the fair value hierarchy as the determination of fair value includes various assumptions about of future activities and the Company’s stock prices and historical volatility as inputs.
Warrant liabilities Fair value at initial measurement	Warrant outstanding	Fair value per share	Fair value

February 2, 2024	* 1,399,675	$8.12	$11,367,911
Loss on change of fair value of warrant liabilities	-	-	(5,036,413)
De-recognition due to cashless exercise on July 9, 2024	(1,399,675)	4.52	(6,331,498)
Fair value as of period ended December 31, 2024			0

*	All shares and per share data have been retroactively restated to reflect reverse stock split effected on April 12, 2024, onwards

Prior to the reverse stock split on April 12, 2024, there were 69,983,770 Class A ordinary shares underlying the January Warrants; following the reverse split, the number was reduced to 1,399,675 Class A ordinary shares underlying the January Warrants.